Employee benefit plans - Information about plan assets for which Level 3 inputs are utilized to determine fair value (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		¥ 234,050		¥ 233,945
Fair value of plan assets at end of year		232,885		234,050
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		57,320		56,506
Unrealized and realized gains / loss		443		(404)
Purchases / sales and other settlement		2,067		1,218
Fair value of plan assets at end of year		59,830		57,320
Level 3 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		3,639		6,785
Unrealized and realized gains / loss		(349)		(657)
Purchases / sales and other settlement		533		(2,489)
Fair value of plan assets at end of year		3,823		3,639
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		53,681	[1],[2]	49,721
Unrealized and realized gains / loss		792		253
Purchases / sales and other settlement		1,534		3,707
Fair value of plan assets at end of year	[1],[2]	¥ 56,007		¥ 53,681

[1]	Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2018 and March 31, 2019, the fair values of these assets were \944 million and \1,014 million, respectively.
[2]	Includes hedge funds and real estate funds.